Income taxes (Details) - Schedule of tax rates	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States [Member]
Income taxes (Details) - Schedule of tax rates [Line Items]
Tax rates	21.00%	21.00%	21.00%
Mexico [Member]
Income taxes (Details) - Schedule of tax rates [Line Items]
Tax rates	30.00%	30.00%	30.00%
Brazil [Member]
Income taxes (Details) - Schedule of tax rates [Line Items]
Tax rates	34.00%	34.00%	34.00%
Spain [Member]
Income taxes (Details) - Schedule of tax rates [Line Items]
Tax rates	25.00%	25.00%	25.00%
Argentina [Member]
Income taxes (Details) - Schedule of tax rates [Line Items]
Tax rates	30.00%	30.00%	30.00%